UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 102.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - .7%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.02	3/7/16	9,000,000	[a]	9,000,000
Arizona - .6%
Maricopa County Industrial Development
Authority,
MFHR (San Clemente Apartments
Project) (Liquidity Facility; FNMA and
LOC; FNMA)	0.16	3/7/16	1,010,000	[a]	1,010,000
Maricopa County Industrial Development
Authority,
MFHR, Refunding (San Clemente
Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.03	3/7/16	7,600,000	[a]	7,600,000
					8,610,000
Arkansas - .5%
Arkansas Development Finance Authority,
MFHR (Capri Apartments Project)
(LOC; FHLB)	0.05	3/7/16	5,200,000	[a]	5,200,000
West Memphis Public Facilities Board,
MFHR, Refunding (Meadows
Apartments Project) (LOC; FHLMC)	0.08	3/7/16	2,000,000	[a]	2,000,000
					7,200,000
California - 3.1%
Alameda County Industrial Development
Authority,
Revenue (Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.17	3/7/16	1,435,000	[a]	1,435,000
Alameda County Industrial Development
Authority,
Revenue (Unique Elevator Interiors,
Inc. Project) (LOC; Comerica Bank)	0.17	3/7/16	2,095,000	[a]	2,095,000
California Pollution Control Financing
Authority,
SWDR (Marin Sanitary Service Project)
(LOC; Comerica Bank)	0.17	3/7/16	2,615,000	[a]	2,615,000
California Pollution Control Financing
Authority,
SWDR (Pena's Disposal, Inc. Project)
(LOC; Comerica Bank)	0.17	3/7/16	1,925,000	[a]	1,925,000
California Pollution Control Financing
Authority,
SWDR (Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	0.05	3/7/16	16,000,000	[a]	16,000,000
California Pollution Control Financing
Authority,
SWDR (Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.17	3/7/16	3,085,000	[a]	3,085,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 3.1% (continued)
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.07	3/17/16	11,000,000		11,000,000
East Bay Municipal Utility District,
Water System Revenue, Refunding
(Liquidity Facility; Wells Fargo Bank)	0.01	3/7/16	4,000,000	[a]	4,000,000
					42,155,000
Colorado - 6.6%
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System) (Citigroup
ROCS, Series 2015-XM0054) (Liquidity
Facility; Citibank NA)	0.03	3/7/16	4,700,000[a,b,c]		4,700,000
Colorado Springs,
Utility System Revenue, CP (LOC; Bank
of America)	0.07	3/2/16	5,800,000		5,800,000
RBC Municipal Products Inc. Trust (Series
E-25),
(City and County of Denver, Aviation
Airport System Revenue) (Liquidity
Facility; Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.03	3/7/16	40,000,000[a,b,c]		40,000,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.03	3/7/16	38,065,000	[a,b]	38,065,000
					88,565,000
Connecticut - .0%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project) (LOC; TD
Bank)	0.20	3/7/16	290,000	[a]	290,000
District of Columbia - 2.4%
District of Columbia Housing Finance
Agency,
MFHR (Park 7 At Minnesota Benning
Project) (LOC; FHLMC)	0.01	3/7/16	7,000,000	[a]	7,000,000
Metropolitan Washington Airports
Authority,
Airport System Revenue (LOC;
Sumitomo Mitsui Banking Corp.)	0.02	3/7/16	15,600,000	[a]	15,600,000
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue, CP (LOC;
JPMorgan Chase Bank)	0.07	3/3/16	10,000,000		10,000,000
					32,600,000
Florida - 6.9%
Broward County Health Facilities
Authority,
Revenue (Henderson Mental Health
Center, Inc. Project) (LOC; Northern
Trust Company)	0.04	3/7/16	1,300,000	[a]	1,300,000
Broward County Housing Finance
Authority,
MFHR (Cypress Grove Apartments
Project) (LOC; FNMA)	0.03	3/7/16	32,130,000	[a]	32,130,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 6.9% (continued)
Gainesville,
Utilities System Revenue (Liquidity
Facility; Union Bank)	0.01	3/1/16	6,380,000	[a]	6,380,000
Gainesville,
Utilities System Revenue CP (Liquidity
Facility; Bank of America)	0.02	3/14/16	10,750,000		10,750,000
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
FHLB)	0.04	3/7/16	4,455,000	[a]	4,455,000
Hillsborough County Industrial
Development Authority,
IDR (Seaboard Tampa Terminals
Venture Project) (LOC; Northern Trust
Company)	0.33	3/7/16	4,500,000	[a]	4,500,000
Jacksonville Electric Authority,
Electric System Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.03	3/21/16	5,000,000		5,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.03	3/21/16	11,800,000		11,800,000
Pinellas County Health Facilities Authority,
Health System Revenue (Baycare
Health System Issue) (LOC; Northern
Trust Company)	0.01	3/7/16	2,350,000	[a]	2,350,000
Polk County Industrial Development
Authority,
IDR (Florida Treatt, Inc. Project) (LOC;
Bank of America)	0.18	3/7/16	1,560,000	[a]	1,560,000
Sunshine State Governmental Financing
Commission,
Revenue, CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	5/10/16	6,400,000		6,400,000
Sunshine State Governmental Financing
Commission,
Revenue, CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	5/12/16	6,000,000		6,000,000
					92,625,000
Georgia - 1.4%
Bartow County Development Authority,
Revenue (VMC Specialty Alloys LLC
Project) (LOC; Comerica Bank)	0.11	3/7/16	3,160,000	[a]	3,160,000
Fulton County Development Authority,
Revenue (King's Ridge Christian School
Project)	0.03	3/7/16	15,235,000	[a]	15,235,000
					18,395,000
Illinois - 2.6%
Channahon,
Revenue (Morris Hospital) (LOC; U.S.
Bank NA)	0.01	3/7/16	6,430,000	[a]	6,430,000
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.01	3/7/16	10,000,000	[a]	10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 2.6% (continued)
Illinois Development Finance Authority,
Revenue (McCormick Theological
Seminary Project) (LOC; Northern Trust
Company)	0.03	3/7/16	4,500,000	[a]	4,500,000
Illinois Development Finance Authority,
Revenue (Presbyterian Homes Two
Arbor Lane Project) (LOC; Northern
Trust Company)	0.01	3/7/16	5,000,000	[a]	5,000,000
Southwestern Illinois Development
Authority,
Revenue (Deli Star Ventures Project)
(LOC; Bank of Montreal)	0.45	3/7/16	275,000	[a]	275,000
Tender Option Bond Trust Receipts (Series
2015-ZM0120),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue)	0.03	3/7/16	3,100,000[a,b,c]		3,100,000
Upper Illinois River Valley Development
Authority,
IDR (Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.15	3/7/16	5,290,000	[a]	5,290,000
					34,595,000
Indiana - 1.6%
Crawfordsville,
MFHR (Autumn Woods Phase II
Apartments) (LOC; FHLB)	0.17	3/7/16	720,000	[a]	720,000
Elkhart County Hospital Authority,
HR (Elkhart General Hospital, Inc.)
(LOC; JPMorgan Chase Bank)	0.03	3/7/16	7,900,000	[a]	7,900,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and LaSarre Co.,
LLC Project) (LOC; PNC Bank NA)	0.11	3/7/16	2,045,000	[a]	2,045,000
Noblesville,
EDR (GreyStone Apartments Project)
(LOC; Bank of America)	0.06	3/7/16	10,500,000	[a]	10,500,000
					21,165,000
Iowa - .9%
Iowa Finance Authority,
SWDR (MidAmerican Energy Project)	0.05	3/7/16	11,000,000	[a]	11,000,000
Orange City,
IDR (Vogel Enterprises, Limited
Project) (LOC; U.S. Bank NA)	0.30	3/7/16	800,000	[a]	800,000
					11,800,000
Kansas - .1%
Tender Option Bond Trust Receipts (Series
2015-XF2200),
(Kansas Department of Transportation,
Highway Revenue) (Liquidity Facility;
Citibank NA)	0.02	3/7/16	1,600,000[a,b,c]		1,600,000
Kentucky - 1.1%
Kentucky Economic Development Finance
Authority,
Revenue (Catholic Health Initiatives)	0.02	3/7/16	15,000,000	[a]	15,000,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - 1.1% (continued)
Lexington-Fayette Urban County
Government,
Industrial Building Revenue, Refunding
(Liberty Ridge Senior Living, Inc.
Project) (LOC; FHLB)	0.26	3/7/16	400,000	[a]	400,000
					15,400,000
Louisiana - 4.5%
Ascension Parish,
Revenue (BASF Corporation Project)	0.06	3/7/16	5,700,000	[a]	5,700,000
Ascension Parish,
Revenue (BASF Corporation Project)	0.06	3/7/16	14,000,000	[a]	14,000,000
Ascension Parish,
Revenue, CP	0.15	3/29/16	10,000,000		10,000,000
Caddo-Bossier Parishes Port Commission,
Revenue (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	0.07	3/7/16	2,380,000	[a]	2,380,000
Louisiana Public Facilities Authority,
Gulf Opportunity Zone Revenue (Celtic
Management Corporation Project)
(LOC; JPMorgan Chase Bank)	0.03	3/7/16	12,515,000	[a]	12,515,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.02	3/7/16	8,135,000	[a]	8,135,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.04	3/7/16	6,000,000	[a]	6,000,000
Louisiana Public Facilities Authority,
Revenue (Blood Center Properties, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.11	3/7/16	1,800,000	[a]	1,800,000
					60,530,000
Maine - 1.1%
Maine Housing Authority,
Mortgage Purchase Revenue (Liquidity
Facility; Citibank NA)	0.02	3/7/16	15,000,000	[a]	15,000,000
Maryland - 4.0%
Baltimore County,
Revenue, Refunding (Shade Tree Trace
Apartments Facility) (LOC; M&T Trust)	0.06	3/7/16	700,000	[a]	700,000
Maryland Department of Housing and
Community Development, Community
Development Administration,
Residential Revenue (Liquidity Facility;
TD Bank NA)	0.02	3/7/16	15,000,000	[a]	15,000,000
Maryland Industrial Development
Financing Authority,
EDR (Hardwire, LLC Project) (LOC;
Bank of America)	0.18	3/7/16	2,900,000	[a]	2,900,000
Montgomery County,
CP (Liquidity Facility; JPMorgan Chase
Bank)	0.03	3/15/16	35,000,000		35,000,000
					53,600,000
Massachusetts - 1.9%
Carver,
GO Notes, BAN	1.25	3/18/16	4,000,000		4,001,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 1.9% (continued)
Massachusetts Development Finance
Agency,
Revenue (Checon Corporation Issue)
(LOC; Bank of America)	0.18	3/7/16	2,250,000	[a]	2,250,000
Tender Option Bond Trust Receipts (Series
2015-XF2203),
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue) (Liquidity Facility; Citibank
NA)	0.01	3/7/16	2,300,000[a,b,c]		2,300,000
Tyngsborough,
GO Notes, BAN	1.50	5/26/16	7,477,000		7,497,067
University of Massachusetts Building
Authority,
Revenue, Refunding (Liquidity Facility;
Wells Fargo Bank)	0.02	3/7/16	8,900,000	[a]	8,900,000
					24,948,835
Michigan - 4.1%
Michigan State Housing Development
Authority,
SFMR (Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.04	3/7/16	55,600,000	[a]	55,600,000
Minnesota - 1.5%
Metropolitan Council,
GO Notes (Minneapolis-Saint Paul
Metropolitan Area Wastewater Bonds)	5.00	3/1/16	4,000,000		4,000,000
Minneapolis,
Revenue (University Gateway Project)
(Liquidity Facility; Wells Fargo Bank)	0.02	3/7/16	6,100,000	[a]	6,100,000
Minnesota Housing Finance Agency,
Residential Housing Finance Revenue
(Liquidity Facility; Royal Bank of
Canada)	0.01	3/7/16	4,500,000	[a]	4,500,000
Rochester,
Health Care Facilities Revenue (Mayo
Foundation) (Liquidity Facility; Bank of
America)	0.01	3/7/16	2,400,000	[a]	2,400,000
Waite Park,
IDR (McDowall Company Project) (LOC;
U.S. Bank NA)	0.19	3/7/16	2,500,000	[a]	2,500,000
					19,500,000
Missouri - 3.9%
Bridgeton Industrial Development
Authority,
Private Activity Revenue (Formtek
Metal Processing, Inc. Project) (LOC;
Bank of America)	0.20	3/7/16	2,425,000	[a]	2,425,000
Missouri Development Finance Board,
Cultural Facilities Revenue (The Nelson
Gallery Foundation) (Liquidity Facility;
Northern Trust Company)	0.01	3/1/16	7,500,000	[a]	7,500,000
Missouri Development Finance Board,
IDR (Duke Manufacturing Company
Project) (LOC; Bank of America)	0.20	3/7/16	500,000	[a]	500,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 3.9% (continued)
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (The
Washington University) (Liquidity
Facility; JPMorgan Chase Bank)	0.01	3/1/16	5,150,000	[a]	5,150,000
RBC Municipal Products Inc. Trust (Series
E-40),
(Missouri Health and Educational
Facilities Authority, Health Facilities
Revenue (Saint Luke's Health System,
Inc.)) (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.02	3/7/16	10,000,000[a,b,c]		10,000,000
RBC Municipal Products Inc. Trust (Series
E-47),
(Missouri Health and Educational
Facilities Authority, Health Facilities
Revenue (BJC Health System))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.02	3/7/16	25,000,000[a,b,c]		25,000,000
Saint Louis Industrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	0.03	3/7/16	1,530,000	[a]	1,530,000
					52,105,000
Nebraska - .2%
Lancaster County Hospital Authority
Number 1,
HR, Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.01	3/1/16	2,700,000	[a]	2,700,000
New Hampshire - 1.3%
New Hampshire Health and Education
Facilities Authority,
Revenue (University System of New
Hampshire Issue) (Liquidity Facility;
U.S. Bank NA)	0.01	3/1/16	5,000,000	[a]	5,000,000
New Hampshire Health and Education
Facilities Authority,
Revenue (University System of New
Hampshire Issue) (Liquidity Facility;
Wells Fargo Bank)	0.01	3/1/16	12,000,000	[a]	12,000,000
					17,000,000
New Jersey - 2.4%
Burlington County Bridge Commission,
Lease Revenue Notes (Governmental
Leasing Program)	1.50	5/17/16	4,000,000		4,010,306
New Brunswick,
GO Notes, BAN	2.00	6/8/16	13,000,000		13,048,906
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue (LOC; Bank of
America)	0.02	3/7/16	2,505,000	[a]	2,505,000
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue (LOC; Bank of
America)	0.03	3/7/16	4,000,000	[a]	4,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 2.4% (continued)
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	8,000,000		8,008,645
					31,572,857
New York - 7.6%
Chautauqua County Industrial
Development Agency,
Civic Facility Revenue (The Gerry
Homes Project) (LOC; HSBC Bank USA)	0.15	3/7/16	7,970,000	[a]	7,970,000
Herkimer County Industrial Development
Agency,
IDR (F.E. Hale Manufacturing Company
Facility) (F.E. Hale Manufacturing
Company Facility) (LOC; HSBC Bank
USA)	0.15	3/7/16	1,120,000	[a]	1,120,000
Metropolitan Transportation Authority,
Dedicated Tax Fund, BAN	0.75	6/1/16	6,000,000		6,007,818
Nassau County Industrial Development
Agency,
Housing Revenue (Rockville Centre
Housing Associates, L.P. Project) (LOC;
M&T Trust)	0.21	3/7/16	2,800,000	[a]	2,800,000
New York City,
GO Notes, Refunding	3.00	8/1/16	4,000,000		4,045,874
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project) (LOC; TD Bank NA)	0.11	3/7/16	2,745,000	[a]	2,745,000
New York City Industrial Development
Agency,
IDR (Super-Tek Products, Inc. Project)
(LOC; Citibank NA)	0.17	3/7/16	2,975,000	[a]	2,975,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue	0.01	3/1/16	3,000,000	[a]	3,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)
(Liquidity Facility; JPMorgan Chase
Bank)	0.01	3/7/16	5,000,000	[a]	5,000,000
New York State Thruway Authority,
Revenue	5.00	4/1/16	890,000		893,563
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
(State Facilities and Equipment)
(Liquidity Facility; JPMorgan Chase
Bank)	0.02	3/7/16	10,000,000	[a]	10,000,000
Onondaga County Industrial Development
Agency,
IDR (ICM Controls Corporation Project)
(LOC; M&T Trust)	0.21	3/7/16	1,390,000	[a]	1,390,000
Saratoga County Industrial Development
Agency,
Civic Facility Revenue (The Saratoga
Hospital Project) (LOC; HSBC Bank PLC)	0.02	3/7/16	3,600,000	[a]	3,600,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 7.6% (continued)
Schenectady Industrial Development
Agency,
Civic Facility Revenue (Union Graduate
College Project) (LOC; M&T Trust)	0.06	3/7/16	4,935,000	[a]	4,935,000
Tender Option Bond Trust Receipts (Series
2015-ZM0122),
(Utility Debt Securitization Authority of
New York, Restructuring Bonds)
Liquidity Facility; Royal Bank of
Canada)	0.02	3/7/16	1,500,000[a,b,c]		1,500,000
Yonkers Industrial Development Agency,
MFHR (Main Street Lofts Yonkers LLC
Project) (LOC; M&T Trust)	0.16	3/7/16	44,600,000	[a]	44,600,000
					102,582,255
North Carolina - 4.0%
Board of Governors of the University of
North Carolina,
CP	0.02	3/3/16	20,000,000		20,000,000
Board of Governors of the University of
North Carolina,
CP	0.02	3/4/16	6,000,000		6,000,000
Board of Governors of the University of
North Carolina,
CP	0.03	3/8/16	8,000,000		8,000,000
Guilford County Industrial Facilities and
Pollution Control Financing Authority,
IDR (Anco-Eaglin Project) (LOC; Branch
Banking and Trust Co.)	0.16	3/7/16	2,850,000	[a]	2,850,000
North Carolina,
GO Notes, Refunding	5.00	3/1/16	500,000		500,000
North Carolina Capital Facilities Finance
Agency,
Revenue (Montessori Children's Center,
Inc.) (LOC; Bank of America)	0.02	3/7/16	1,500,000	[a]	1,500,000
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC; Branch
Banking and Trust Co.)	0.02	3/7/16	15,035,000	[a]	15,035,000
					53,885,000
North Dakota - .6%
North Dakota Rural Water Finance
Corporation,
Public Projects Construction Notes	1.00	4/1/16	7,750,000		7,754,582
Ohio - 1.7%
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.11	3/7/16	1,595,000	[a]	1,595,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC Bank
NA)	0.11	3/7/16	1,470,000	[a]	1,470,000
Franklin County,
IDR (Ohio Girl Scout Council Project)
(LOC; PNC Bank NA)	0.38	3/7/16	135,000	[a]	135,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 1.7% (continued)
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC; PNC
Bank NA)	0.04	3/7/16	600,000	[a]	600,000
Lorain County,
IDR (Cutting Dynamics, Inc. Project)
(LOC; PNC Bank NA)	0.11	3/7/16	1,200,000	[a]	1,200,000
Ohio,
GO Notes (Conservation Projects)	5.00	3/1/16	2,700,000		2,700,000
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group) (Liquidity Facility;
Wells Fargo Bank)	0.01	3/1/16	4,200,000	[a]	4,200,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	10,500,000		10,551,758
					22,451,758
Pennsylvania - 4.2%
Beaver County Industrial Development
Authority,
EIR (BASF Corporation Project)	0.06	3/7/16	3,200,000	[a]	3,200,000
Franklin County Industrial Development
Authority,
Revenue (James and Donna Martin
Project) (LOC; Wells Fargo Bank)	0.20	3/7/16	1,000,000	[a]	1,000,000
Jackson Township Industrial Development
Authority,
Revenue (Everlast Roofing, Inc. Project)
(LOC; M&T Trust)	0.21	3/7/16	2,800,000	[a]	2,800,000
Lancaster Industrial Development
Authority,
Revenue (Willow Valley Retirement
Communities Project) (Liquidity
Facility; PNC Bank NA)	0.03	3/7/16	7,500,000	[a]	7,500,000
Luzerne County Industrial Development
Authority,
Revenue (Cornell Iron Works Project)
(LOC; Bank of America)	0.20	3/7/16	1,000,000	[a]	1,000,000
Philadelphia,
Airport Revenue CP (LOC; Wells Fargo
Bank)	0.09	4/12/16	8,600,000		8,600,000
Philadelphia,
Gas Works Revenue, CP (LOC; JPMorgan
Chase Bank)	0.09	4/6/16	7,500,000		7,500,000
Philadelphia Authority for Industrial
Development,
Revenue (NewCourtland Elder Services
Project) (LOC: PNC Bank NA)	0.01	3/1/16	1,000,000	[a]	1,000,000
Philadelphia School District,
GO Notes, Refunding (LOC; PNC Bank
NA)	0.01	3/7/16	14,000,000	[a]	14,000,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 4.2% (continued)
RBC Municipal Products Inc. Trust (Series
E-29),
(Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh Medical
Center)) (Liquidity Facility; Royal Bank
of Canada and LOC; Royal Bank of
Canada)	0.02	3/7/16	7,000,000	[a,b,c]	7,000,000
Telford Industrial Development Authority,
IDR (Ridgetop Associates Project) (LOC;
Bank of America)	0.11	3/7/16	2,945,000	[a]	2,945,000
					56,545,000
South Carolina - 4.3%
Oconee County School District,
GO Notes	5.00	3/1/16	7,000,000		7,000,000
Saxe Gotha-Lexington Public Facilities
Corporation,
Revenue, BAN	1.00	5/17/16	4,150,000		4,154,600
South Carolina Association of
Governmental Organizations,
COP	1.50	4/14/16	29,000,000		29,045,268
South Carolina Jobs-Economic
Development Authority,
EDR (South Atlantic Canners, Inc.
Project) (LOC; Wells Fargo Bank)	0.15	3/7/16	5,000,000	[a]	5,000,000
Spartanburg County School District
Number Two,
GO Notes	2.00	4/1/16	10,000,000		10,016,473
Tender Option Bond Trust Receipts (Series
2015-XF2204,
(Charleston, Waterworks and Sewer
System Capital Improvement Revenue)
(Liquidity Facility; Citibank NA)	0.01	3/7/16	3,000,000	[a,b,c]	3,000,000
					58,216,341
Tennessee - 6.0%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (Liquidity Facility; Branch
Banking and Trust Co.)	0.02	3/7/16	45,175,000	[a]	45,175,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.06	3/7/16	5,645,000	[a]	5,645,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.06	3/7/16	2,045,000	[a]	2,045,000
Memphis,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.03	3/16/16	5,000,000		5,000,000
Metropolitan Government Nashville and
Davidson County,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.02	3/7/16	3,185,000		3,185,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - 6.0% (continued)
Metropolitan Government Nashville and
Davidson County,
CP (Liquidity Facility; Mizuho Bank,
Ltd.)	0.03	3/16/16	15,000,000		15,000,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue (Rhodes
College) (LOC; Wells Fargo Bank)	0.06	3/7/16	5,115,000	[a]	5,115,000
					81,165,000
Texas - 17.2%
Dallas,
CP (Liquidity Facility; State Street Bank
and Trust Co.)	0.08	5/18/16	15,418,000		15,418,000
DeSoto Industrial Development Authority,
IDR, Refunding (Solar Turbines Inc.
Project)	0.08	3/7/16	7,050,000	[a]	7,050,000
El Paso Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; JPMorgan Chase
Bank and LOC; Permanent School Fund
Guarantee Program)	0.09	3/3/16	15,400,000		15,400,000
Harris County Cultural Education Facilities
Finance Corporation,
Revenue, CP (The Methodist Hospital
System)	0.12	3/9/16	6,000,000		6,000,000
Harris County Cultural Education Facilities
Finance Corporation,
Revenue, CP (The Methodist Hospital
System)	0.08	3/17/16	4,000,000		4,000,000
Harris County Cultural Education Facilities
Finance Corporation,
Revenue, CP (The Methodist Hospital
System)	0.07	5/4/16	5,000,000		5,000,000
Houston,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corp.)	0.13	3/15/16	5,000,000		5,000,000
Houston,
Utility System Revenue, CP (LOC; State
Street Bank and Trust Co.)	0.04	3/1/16	3,500,000		3,500,000
Port Arthur Navigation District Industrial
Development Corporation,
Exempt Facilities Revenue (Air
Products and Chemicals, Inc. Project)	0.04	3/7/16	14,500,000	[a]	14,500,000
Port of Port Arthur Navigation District,
Revenue (BASF Corporation Project)	0.06	3/7/16	9,800,000	[a]	9,800,000
Port of Port Arthur Navigation District,
Revenue, CP	0.15	3/29/16	15,000,000		15,000,000
Red River Education Finance Corporation,
Higher Education Revenue (Texas
Christian University Project) (Liquidity
Facility; Northern Trust Company)	0.01	3/7/16	36,100,000	[a]	36,100,000
San Antonio,
Water System Revenue, CP (Liquidity
Facility; Wells Fargo Bank)	0.02	3/4/16	17,660,000		17,660,000
San Antonio Independent School District,
CP (Liquidity Facility; Royal Bank of
Canada)	0.02	3/10/16	6,900,000		6,900,000

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 17.2% (continued)
San Antonio Independent School District,
CP (Liquidity Facility; Royal Bank of
Canada)	0.03	3/11/16	9,300,000		9,300,000
San Antonio Independent School District,
CP (Liquidity Facility; Royal Bank of
Canada)	0.04	3/21/16	3,400,000		3,400,000
San Antonio Independent School District,
CP (Liquidity Facility; Royal Bank of
Canada)	0.04	3/23/16	3,500,000		3,500,000
Tender Option Bond Trust Receipts (Series
2015-XF2201),
(Texas Water Development Board, State
Water Implementation Revenue)
(Liquidity Facility; Citibank NA)	0.01	3/7/16	3,100,000	[a,b,c]	3,100,000
Texas Public Finance Authority,
CP	0.02	3/7/16	5,000,000		5,000,000
Texas State University System Board of
Regents,
Financing System Revenue	5.00	3/15/16	3,445,000		3,451,413
Texas Transportation Commission,
GO Mobility Fund Bonds (Liquidity
Facility: California Public Employees
Retirement System and State Street
Bank and Trust Co.)	0.02	3/7/16	12,000,000	[a]	12,000,000
University of North Texas,
University Revenue, CP	0.07	4/20/16	8,500,000		8,500,000
University of Texas,
University Revenue, CP	0.03	3/24/16	7,000,000		7,000,000
University of Texas,
University Revenue, CP	0.05	4/26/16	4,000,000		4,000,000
University of Texas,
University Revenue, CP	0.08	5/18/16	10,854,000		10,854,000
					231,433,413
Utah - 1.1%
Intermountain Power Agency,
Power Supply Revenue, CP (Liquidity
Facility; Bank of America)	0.08	4/6/16	10,000,000		10,000,000
Utah Housing Corporation,
SFMR (Liquidity Facility; JPMorgan
Chase Bank)	0.04	3/7/16	4,995,000	[a]	4,995,000
					14,995,000
Vermont - .2%
Vermont Educational and Health Buildings
Financing Agency,
Revenue (Landmark College Project)
(LOC; TD Bank)	0.01	3/1/16	2,900,000	[a]	2,900,000
Virginia - .2%
Emporia Industrial Development
Authority,
IDR (Toll VA III, L.P. Project) (LOC;
Bank of America)	0.16	3/7/16	2,160,000	[a]	2,160,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - .7%
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.08	3/7/16	3,065,000	[a]	3,065,000
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.08	3/7/16	2,310,000	[a]	2,310,000
Port of Chehalis Industrial Development
Corporation,
Industrial Revenue (JLT Holding, LLC
Project) (LOC; Wells Fargo Bank)	0.15	3/7/16	1,625,000	[a]	1,625,000
Tender Option Bond Trust Receipts (Series
XM-0127),
(Washington, GO Notes (Various
Purpose)) (Liquidity Facility; JP Morgan
Chase Bank)	0.02	3/7/16	2,250,000[a,b,c]		2,250,000
					9,250,000
Wisconsin - 1.2%
Door County Housing Authority,
Housing Revenue (Big Hill Regency
House Project) (LOC; FHLB)	0.10	3/7/16	1,600,000	[a]	1,600,000
Manitowoc Community Development
Authority,
Housing Revenue (Southbrook Manor
Project) (LOC; FHLB)	0.08	3/7/16	2,125,000	[a]	2,125,000
Milwaukee Area Technical College District,
GO Promissory Notes	2.00	6/1/16	3,150,000		3,163,041
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc. Project) (LOC;
Bank of Montreal)	0.21	3/7/16	700,000	[a]	700,000
Necedah Area School District,
Note Anticipation Notes	2.00	5/24/16	1,725,000		1,730,330
Wisconsin Health and Educational
Facilities Authority,
Revenue, CP (Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.15	4/5/16	7,000,000		7,000,000
					16,318,371
Wyoming - .3%
Green River,
SWDR (OCI Wyoming, L.P. Project)
(LOC; Comerica Bank)	0.16	3/7/16	4,600,000	[a]	4,600,000

Total Investments (cost $1,380,813,412)			102.7%		1,380,813,412
Liabilities, Less Cash and Receivables			(2.7%)		(35,891,073)
Net Assets			100.0%		1,344,922,339

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to $141,615,000 or 10.53% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,380,813,412
Level 3 - Significant Unobservable Inputs	-
Total	1,380,813,412

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)